Leases (Tables)	6 Months Ended
Jun. 30, 2026
Leases
Schedule of lease liabilities

Twelve Months Ending December 31,	Operating Lease Amount	Operating Lease Amount
	RMB	USD
2026 (remaining six months)	276,331	40,572
Total lease payments	276,331	40,572
Less: Interest	(4,631)	(680)
Present value of lease liabilities	271,700	39,892

Schedule of Future amortization of Company’s ROU assets

Twelve Months Ending December 31,	Right-of-use assets Amount	Right-of-use assets Amount
	RMB	USD
2026 (remaining six months)	361,548	53,084
Total	361,548	53,084